Segment Disclosures - Schedule of Segment Expenses and Net Income (Loss) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 23, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues		$ 200,345	$ 148,927	$ 603,989	$ 568,475
Depreciation and amortization		(51,398)	(32,799)	(126,356)	(137,186)
General and administrative				(10,549)	(11,921)
Interest expense		(351)	(948)	(3,797)	(3,942)
Transaction costs	$ (16,000)	(18,510)	0	(1,607)
Loss (gain) upon change of control, net		46,270	0
Gain (loss) on debt extinguishments		(403)	0
Other income (expense), net		816	(2,380)	863	(32,417)
Income tax benefit (expense)		(1,122)	(2,591)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture		119		4,649
Net income (loss)		27,874	(2,110)	$ 6,349	$ (50,463)
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues		200,345	148,927
Compensation and property management		(91,008)	(70,381)
Food		(8,698)	(6,442)
Real estate taxes		(6,444)	(4,501)
Repairs and maintenance		(6,651)	(4,846)
Utilities		(8,145)	(5,663)
Other segment items		(23,652)	(18,805)
Depreciation and amortization		(51,398)	(32,799)
Interest expense		(351)	(948)
Transaction costs		(18,510)	0
Loss (gain) upon change of control, net		46,270	0
Gain (loss) on debt extinguishments		(403)	0
Other income (expense), net		816	(2,380)
Income tax benefit (expense)		(1,122)	(2,591)
Equity income (loss) from unconsolidated joint venture		111	1,451
Net income (loss)		27,874	(2,110)
Nonrelated Party
Segment Reporting, Asset Reconciling Item [Line Items]
General and administrative		(2,958)	(3,132)
Nonrelated Party | Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
General and administrative		(2,958)	(3,132)
Related Party Management Fee
Segment Reporting, Asset Reconciling Item [Line Items]
General and administrative		(328)	0
Related Party Management Fee | Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
General and administrative		$ (328)	$ 0